VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:       Kansas City Variable Life Separate Account
              Registration Statement on Form S-6
              File. No. 333-76256

Dear Commissioners:

        Pursuant to Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, Kansas City Life Variable Life Separate Account, I hereby certify that the form of the prospectus dated January 14, 2002, that would have been filed pursuant to paragraph (b) of the 497 rule does not differ from that contained in the most recent amendment to the registration statement.

If you have any questions, please contact the undersigned at (816) 753-7299, ext. 8706.

Sincerely,

Michael T. Barker